Operating Leases (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Feb. 29, 2020
Leases [Abstract]
Operating lease description			The Company had one operating lease for its headquarters office space in Burbank, California that expires on July 31, 2023.			The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023.
Operating lease right-of-use asset, net	$ 680,000		$ 680,000			$ 332,980	$ 432,000
Total lease liabilities	692,000		692,000			337,453	$ 432,000
Operating lease liabilities, short-term	167,000		167,000			85,662
Lease expenses	$ 50,000	$ 28,000	$ 99,000	$ 61,000	$ 42,040	$ 107,588